Material Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Office furniture and equipment [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Mainly percentage per annum	33.00%
Office furniture and equipment [Member] | Bottom of range [member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Percentage per annum	6.00%
Office furniture and equipment [Member] | Top of range [member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Percentage per annum	33.00%
Photovoltaic plants in Spain [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Percentage per annum	5.00%
Mainly percentage per annum	5.00%
Biogas plants in the Netherlands [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Percentage per annum	8.00%
Mainly percentage per annum	8.00%
Leasehold improvements [Member]
Material Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Mainly percentage per annum	7.00%
Leasehold improvements	Over the shorter of the lease period or the life of the asset